Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Geographic Information of Revenue and Long-Lived Assets

The Company’s geographic information of revenue and long-lived assets is as follows:

	Revenue		Long-Lived Assets
	Nine Months Ended September 30,		As of September 30, 2026	As of December 31, 2025
	2026	2025
United States	$2,828	$1,931	$8,063	$5,583
United Kingdom	—	336	137	367
Italy	—	—	83	531
Total	$2,828	$2,267	$8,283	$6,481

The Company’s geographic information of revenue and long-lived assets is as follows:

	Year ended December 31,
	2025		2024
	Revenue	Long-Lived Assets	Revenue	Long-Lived Assets
United States	$3,821	$5,583	$800	$3,482
United Kingdom	336	367	—	523
Italy	—	531	—	446
Total	$4,157	$6,481	$800	$4,451